                                                              Semi-Annual Report
                                                                January 31, 2001


                                                      [LOGO OF AMBASSADOR FUNDS]

                                                               Money Market Fund

                                                                      Short-Term
                                                                 Government Fund



--------------------------------------------------------------------------------
Investment products:
    . Are not deposits of, or  guaranteed  by,  Ambassador  Capital  Management,
      L.L.C., or any of its affiliates
    . Are not insured by the FDIC
    . Are  subject to  investment  risks,  including  the  possible  loss of the principal amount invested
--------------------------------------------------------------------------------

This material must be accompanied or preceded by a prospectus.

Ambassador Funds are distributed by BISYS Fund Services.

Ambassador Funds

Table of Contents
Semi-Annual Report - January 31, 2001


Money Market Fund .........................................................    1

Short-Term Government Fund ................................................    6

Notes to Financial Statements .............................................   10

Ambassador Funds                               Schedule of Portfolio Investments
Money Market Fund                                   January 31, 2001 (Unaudited)

Commercial Paper - 97.1%


                                                                               Principal
Security Description                                                             Amount              Value
--------------------                                                         --------------      -------------
Automotive Credit - 2.2%
Ford Motor Credit Corp., 5.72%, 3/9/01  ....................................   $1,000,000           $994,280

Banking - 13.1%
Amstel Funding Corp., 6.62%, 2/2/01 ........................................    1,000,000            999,816
Delaware Funding Corp., 5.55%, 3/23/01  ....................................    1,093,000          1,084,575
Govco, Inc., 6.51%, 2/9/01  ................................................    1,000,000            998,553
Govco, Inc., 6.37%, 3/2/01  ................................................    1,000,000            994,865
Sweetwater Capital Corp., 5.41%, 4/30/01 ...................................    2,000,000          1,973,551
                                                                                                 -------------
                                                                                                   6,051,360
                                                                                                 -------------
Brokerage Services - 6.4%
Goldman Sachs Group, Inc., 5.30%, 5/17/01 ..................................    1,000,000            984,542
Salomon Smith Barney Holdings, Inc., 5.78%, 2/21/01 ........................    1,000,000            996,789
Salomon Smith Barney Holdings, Inc., 5.60%, 3/5/01 .........................    1,000,000            995,022
                                                                                                 -------------
                                                                                                   2,976,353
                                                                                                 -------------
Consumer Goods - 10.7%
Coca-Cola Co., 5.80%, 2/2/01 ...............................................    1,000,000            999,839
Coca-Cola Co., 5.45%, 3/29/01 ..............................................    1,000,000            991,522
Gillette Co., 5.40%, 4/26/01  ..............................................    1,000,000            987,400
Philip Morris Cos., Inc., 6.49%, 2/16/01 ...................................    1,000,000            997,296
Philip Morris Cos., Inc., 5.44%, 5/3/01 ....................................    1,000,000            986,249
                                                                                                 -------------
                                                                                                   4,962,306
                                                                                                 -------------
Electronics - 6.5%
Sony Corp., 5.30%, 4/11/01 .................................................    1,000,000            989,842
United Technology Corp., 5.87%, 2/1/01 .....................................    2,000,000          2,000,000
                                                                                                 -------------
                                                                                                   2,989,842
                                                                                                 -------------
Energy - 10.8%
Duke Energy Corp., 6.40%, 2/23/01  .........................................    1,000,000            996,088
Duke Energy Corp., 5.51%, 3/13/01  .........................................    1,000,000            993,878
Equilon Corp., 5.88%, 3/12/01  .............................................    1,000,000            994,053
Equilon Corp., 5.41%, 4/12/01  .............................................    1,000,000            989,481
Exxon Mobil Corp., 5.45%, 2/22/01 ..........................................      500,000            498,410
Motiva Enterprises, Inc., 5.95%, 2/1/01 ....................................      500,000            500,000
                                                                                                 -------------
                                                                                                   4,971,910
                                                                                                 -------------
Financial Services - 16.2%
Amsterdam Funding Corp., 5.21%, 2/5/01 .....................................    2,000,000          1,998,682
Edison Asset Securitization, 5.93%, 2/8/01 .................................      500,000            499,423
Edison Asset Securitization, 5.58%, 3/15/01 ................................    1,000,000            993,490
Edison Asset Securitization, 5.63%, 3/16/01 ................................      500,000            496,638
Four Winds Funding Corp., 5.58%, 3/19/01 ...................................    1,000,000            992,870


                                   Continued

Ambassador Funds                               Schedule of Portfolio Investments
Money Market Fund                                   January 31, 2001 (Unaudited)

Commercial Paper, continued


                                                                                              Principal
Security Description                                                                            Amount                 Value
--------------------                                                                        --------------         -------------
Great Lakes Funding Corp., 5.67%, 3/6/01 ................................................     $1,000,000              $994,803
Sydney Capital Corp., 5.81%, 2/8/01 .....................................................      1,000,000               998,870
Sydney Capital Corp., 5.58%, 4/3/01 .....................................................        500,000               495,273
                                                                                                                   ------------
                                                                                                                     7,470,049
                                                                                                                   ------------
Foreign Banking - 4.3%
Fairway Finance Corp., 6.48%, 4/10/01 ...................................................        500,000               493,880
Fairway Finance Corp., 5.55%, 4/16/01 ...................................................        500,000               494,296
Fairway Finance Corp., 5.47%, 4/30/01 ...................................................      1,000,000               986,629
                                                                                                                   ------------
                                                                                                                     1,974,805
                                                                                                                   ------------
Insurance - 4.3%
Barton Capital Corp., 5.83%, 2/6/01 .....................................................      1,000,000               999,180
Barton Capital Corp., 5.90%, 2/13/01 ....................................................      1,000,000               998,057
                                                                                                                   ------------
                                                                                                                     1,997,237
                                                                                                                   ------------
Pharmaceuticals - 2.2%
Pfizer, Inc., 5.58%, 3/1/01 .............................................................      1,000,000               995,660
                                                                                                                   ------------

Retail - 3.2%
7-Eleven, Inc., 6.52%, 2/7/01 ...........................................................      1,500,000             1,498,370
                                                                                                                   ------------

Specialty Finance - 8.6%
Asset One Securitization, 6.35%, 2/14/01 ................................................      1,000,000               997,707
Co-operative Association of Tractor Dealers, 6.12%, 4/23/01 .............................      1,500,000             1,478,287
Triple A One Funding Corp., 5.86%, 2/1/01 ...............................................        500,000               500,000
Triple A One Funding Corp., 5.91%, 2/15/01 ..............................................      1,000,000               997,702
                                                                                                                   ------------
                                                                                                                     3,973,696
                                                                                                                   ------------
Telecommunications - 8.6%
Lucent Technologies, 6.54%, 2/28/01 .....................................................      2,000,000             1,990,190
Verizon Global, 6.42%, 2/9/01 ...........................................................      1,000,000               998,573
Verizon Global, 5.40%, 4/2/01 ...........................................................      1,000,000               991,000
                                                                                                                   ------------
                                                                                                                     3,979,763
                                                                                                                   ------------
Total Commercial Paper (Cost $44,835,631) ...............................................                           44,835,631
                                                                                                                   ------------

Repurchase Agreements - 3.4%

Merrill Lynch, 5.65%, dated 1/31/01, due 2/1/01, with a maturity value of
$1,578,822 (collateralized by $1,601,296 GNMA 7.5%-8.5%, 11/15/21-
12/15/28, total market value of $1,591,593) .............................................      1,569,118            $1,569,118
                                                                                                                   ------------
Total Repurchase Agreements (Cost $1,569,118) ...........................................                            1,569,118
                                                                                                                   ------------

Total Investments (Cost $46,404,749) (a) - 100.5% .......................................                          $46,404,749
Liabilities in excess of other assets - (0.5)% ..........................................                             (233,318)
                                                                                                                   ------------

NET ASSETS - 100.0% .....................................................................                          $46,171,431
                                                                                                                   ============


--------------------------------------------------------------------------------
(a) Cost for federal income tax and financial reporting purposes is the same.

                        See Notes to Financial Statements

Ambassador Funds
Money Market Fund

Statement of Assets and Liabilities
January 31, 2001
(Unaudited)

Assets:
Investments, at value (cost $46,404,749) .......................   $46,404,749
Interest receivable ............................................           246
Prepaid expenses ...............................................         3,853
                                                                  -------------
     Total Assets ..............................................    46,408,848

Liabilities:
Dividends payable ..............................................       212,067
Accrued expenses and other
liabilities:
   Advisory ....................................................         1,519
   Administration ..............................................         1,808
   Other .......................................................        22,023
                                                                  -------------
     Total Liabilities .........................................       237,417

                                                                  -------------
Net Assets .....................................................   $46,171,431
                                                                  =============

Composition of Net Assets:
Capital ........................................................   $46,171,789
Accumulated net realized losses from
investment transactions ........................................          (358)
                                                                  -------------
Net Assets .....................................................   $46,171,431
                                                                  =============

Shares outstanding (par value of
$ 0.001 per share, unlimited number
of shares authorized) ..........................................    46,171,789
                                                                  -------------

Net Asset Value, offering price, and
redemption price per share .....................................         $1.00
                                                                  =============


Statement of Operations
For the six months ended January 31, 2001
(Unaudited)

Investment Income:
Interest .......................................................    $1,582,734
                                                                  -------------
   Total Investment Income .....................................     1,582,734

Expenses:
Advisory .......................................................        47,970
Administration .................................................        58,962
Trustee ........................................................        10,148
Audit ..........................................................        13,733
Legal ..........................................................        10,081
Other ..........................................................        19,349
                                                                  -------------
   Total Expenses ..............................................       160,243

                                                                  -------------
Net Investment Income ..........................................     1,422,491
                                                                  -------------

Net Realized Losses from Investments:
Net realized losses from investments ...........................          (358)
                                                                  -------------
Change in net assets from operations ...........................    $1,422,133
                                                                  =============

                       See Notes to Financial Statements

Ambassador Funds
Money Market Fund

Statement of Changes in Net Assets

                                                            For the six months
                                                          ended January 31, 2001
                                                                (Unaudited)
                                                               -------------
Investment Activities:
Operations
Net investment income ......................................    $1,422,491
Net realized losses from investments .......................          (358)
                                                             --------------
Change in net assets from operations .......................     1,422,133
                                                             --------------

Dividends:
Net investment income ......................................    (1,422,491)
                                                             --------------
Change in net assets from shareholder dividends ............    (1,422,491)
                                                             --------------

Capital Share Transactions:
Proceeds from shares issued ................................    75,521,345
Dividends reinvested .......................................     1,210,424
Cost of shares redeemed ....................................   (30,559,980)
                                                             --------------
Change in net assets from capital share transactions .......    46,171,789
                                                             --------------
Change in net assets from investment activities ............    46,171,431
                                                             --------------

Net Assets:
Beginning of period ........................................            --
                                                             --------------
End of period ..............................................   $46,171,431
                                                             ==============

Share Transactions:
Issued .....................................................    75,521,345
Reinvested .................................................     1,210,424
Redeemed ...................................................   (30,559,980)
                                                             --------------
Change in shares ...........................................    46,171,789
                                                             ==============

                       See Notes to Financial Statements

Ambassador Funds
Money Market Fund

Financial Highlights
Selected data for a share outstanding throughout the period indicated.

                                                            For the period from
                                                             August 1, 2000 to
                                                             January 31, 2001
                                                                (Unaudited)
                                                               -------------

Net Asset Value, Beginning of Period ......................           $1.00
                                                               -------------

Investment Activities:
Net investment income .....................................            0.03
Net realized/unrealized gains/(losses) on investments                    -- *
                                                               -------------
Total from investment activities ..........................            0.03
                                                               -------------

Dividends:
Net investment income .....................................           (0.03)
                                                               -------------
Total dividends ...........................................           (0.03)
                                                               -------------

Net Asset Value, End of Period ............................           $1.00
                                                               =============

Total Return ..............................................            3.03% (a)

Ratios/Supplementary Data:
Net assets at end of period (000's) .......................         $46,171
Ratio of expenses to average net assets ...................            0.67% (b)
Ratio of net investment income to average net assets ......            5.93% (b)

--------------------------------------------------------------------------------
*Amount less than $0.005 per share
(a) Not Annualized
(b) Annualized

                       See Notes to Financial Statements

Ambassador Funds                               Schedule of Portfolio Investments
Short-Term Government Fund                          January 31, 2001 (Unaudited)

U.S. Government Agency Obligations - 70.6%


                                                                                                 Principal
Security Description                                                                               Amount                Value
                                                                                               -------------         -------------
Federal Home Loan Bank - 28.1%
6.75%, 5/1/02 ............................................................................       $2,500,000           $2,551,638
6.38%, 11/15/02 ..........................................................................        2,500,000            2,557,220
6.38%, 11/14/03 ..........................................................................        2,500,000            2,578,617
                                                                                                                     ------------
                                                                                                                       7,687,475
                                                                                                                     ------------
Federal Home Loan Mortgage Corporation - 24.1%
6.05%, 2/20/01 ...........................................................................        1,000,000              997,071
5.16%, 3/16/01 ...........................................................................          500,000              496,700
6.63%, 8/15/02 ...........................................................................        2,500,000            2,559,015
5.75%, 7/15/03 ...........................................................................        2,500,000            2,537,955
                                                                                                                     ------------
                                                                                                                       6,590,741
                                                                                                                     ------------
Federal National Mortgage Association - 18.4%
6.63%, 1/15/02 ...........................................................................        2,500,000            2,536,277
5.13%, 2/13/04 ...........................................................................        2,500,000            2,500,498
                                                                                                                     ------------
                                                                                                                       5,036,775
                                                                                                                     ------------
Total U.S. Government Agency Obligations (Cost $18,996,701) ..............................                            19,314,991
                                                                                                                     ------------


U.S. Treasury Obligations - 26.3%
U.S. Treasury Notes - 26.3%
6.25%, 2/15/03 ...........................................................................        7,000,000            7,206,255
                                                                                                                     ------------
Total U.S. Treasury Obligations (Cost $7,148,712) ........................................                             7,206,255
                                                                                                                     ------------


Repurchase Agreements - 1.8%
Merrill Lynch, 5.65%, dated 1/31/01, due 2/1/01, with a maturity value of $488,277 (collateralized by $495,809 GNMA 7.5%,
dated 12/15/27, valued at $492,904) ......................................................          485,372              485,372
                                                                                                                     ------------
Total Repurchase Agreements (Cost $485,372) ..............................................                               485,372
                                                                                                                     ------------

Total Investments (Cost $26,630,785) (a) - 98.7% .........................................                            27,006,618
Other assets in excess of liabilities - 1.3% .............................................                               348,298
                                                                                                                     ------------
NET ASSETS - 100.0% ......................................................................                           $27,354,916
                                                                                                                     ============


--------------------------------------------------------------------------------
(a) Cost differs from value by net unrealized appreciation of securities as follows:
     Unrealized appreciation                             $375,980
     Unrealized depreciation                                 (147)
                                                         --------
     Net unrealized appreciation                         $375,833
                                                         ========

                        See Notes to Financial Statements

Ambassador Funds
Short-Term Government Fund

Statement of Assets and Liabilities
January 31, 2001
(Unaudited)

Assets:
Investments, at value (cost $26,630,785) ........................   $27,006,618
Interest receivable .............................................       464,685
Prepaid expenses ................................................         1,296
                                                                   -------------
   Total Assets .................................................    27,472,599

Liabilities:
Dividends payable ...............................................       112,708
Accrued expenses and other liabilities:
   Advisory .....................................................         1,122
   Administration ...............................................         1,808
   Other ........................................................         2,045
                                                                   -------------
     Total Liabilities ..........................................       117,683

                                                                   -------------
Net Assets ......................................................   $27,354,916
                                                                   =============

Composition of Net Assets:
Capital .........................................................   $26,979,083
Unrealized appreciation from investments ........................       375,833
                                                                   -------------
Net Assets ......................................................   $27,354,916
                                                                   =============

Shares outstanding (no par value,
unlimited number of shares authorized) ..........................     2,703,025
                                                                   -------------
Net Asset Value, offering price, and
redemption price per share ......................................        $10.12
                                                                   =============


Statement of Operations
For the six months ended January 31, 2001
(Unaudited)

Investment Income:
Interest ........................................................      $259,573
                                                                   -------------
   Total Investment Income ......................................       259,573

Expenses:
Advisory ........................................................        10,898
Administration ..................................................        56,206
Other ...........................................................         5,679
                                                                   -------------
   Total Expenses ...............................................        72,783

                                                                   -------------
Net Investment Income ...........................................       186,790
                                                                   -------------

Net Unrealized Gains from Investments:
Change in unrealized appreciation/depreciation
from investment transactions ....................................       375,833
                                                                   -------------
Net unrealized gains from investments ...........................       375,833
                                                                   -------------
Change in net assets from operations ............................      $562,623
                                                                   =============

                       See Notes to Financial Statements

Ambassador Funds
Short-Term Government Fund

                                                                                         For the six months
                                                                                       ended January 31, 2001
                                                                                             (Unaudited)
                                                                                            -------------
Investment Activities:
Operations
Net investment income ..................................................................       $186,790
Change in unrealized appreciation/depreciation from investment transactions ............        375,833
                                                                                           --------------
Change in net assets from operations ...................................................        562,623
                                                                                           --------------

Dividends:
Net investment income ..................................................................       (186,790)
                                                                                           --------------
Change in net assets from shareholder dividends ........................................       (186,790)
                                                                                           --------------

Capital Share Transactions:
Proceeds from shares issued ............................................................     26,905,000
Dividends reinvested ...................................................................         74,083
                                                                                           --------------
Change in net assets from capital share transactions ...................................     26,979,083
                                                                                           --------------
Change in net assets from investment activities ........................................     27,354,916
                                                                                           --------------


Net Assets:
Beginning of period ....................................................................             --
                                                                                           --------------
End of period ..........................................................................    $27,354,916
                                                                                           ==============

Share Transactions:
Issued .................................................................................      2,695,646
Reinvested .............................................................................          7,379
                                                                                           --------------
Change in shares .......................................................................      2,703,025
                                                                                           ==============


                       See Notes to Financial Statements

Ambassador Funds
Short-Term Government Fund

Financial Highlights
Selected data for a share outstanding throughout the period indicated.

                                                             For the period from
                                                               August 1, 2000 to
                                                               January 31, 2001
                                                                 (Unaudited)
                                                                -------------

Net Asset Value, Beginning of Period .........................       $10.00
                                                                -------------

Investment Activities:
Net investment income ........................................         0.08
Net unrealized gains from investment transactions ............         0.12
                                                                -------------
Total from investment activities .............................         0.20
                                                                -------------

Dividends:
Net investment income ........................................        (0.08)
                                                                -------------
Total dividends ..............................................        (0.08)
                                                                -------------

Net Asset Value, End of Period ...............................       $10.12
                                                                =============

Total Return .................................................         1.98% (a)

Ratios/Supplementary Data:
Net assets at end of period (000's) ..........................      $27,355
Ratio of expenses to average net assets ......................         1.64% (b)
Ratio of net investment income to average net assets .........         4.22% (b)
Portfolio turnover ...........................................         0.00%


--------------------------------------------------------------------------------
(a) Not Annualized
(b) Annualized

                       See Notes to Financial Statements

Ambassador Funds

                          Notes to Financial Statements
                                January 31, 2001

1.   Organization:

          The Ambassador Funds (the "Trust") was organized as a Delaware business trust on March 22, 2000. The Trust is an open-end, diversified, management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). The Trust offers two series of single classed funds: the Money Market Fund and the Short-Term Government Fund (collectively the "Funds", and individually a "Fund"). The Funds commenced operations on August 1, 2000.

2.   Significant Accounting Policies:

          The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     Securities Valuation:

          Securities in the Money Market Fund are valued at amortized cost, which approximates market value. Under the amortized cost method, discount or premium, if any, is accreted or amortized, on a constant (straight-line) basis to the maturity of the security.

          Securities in the Short-Term Government Fund are priced on the basis of valuations furnished by one or more pricing services, the use of which has been approved by the Funds' Board of Trustees. Securities traded in the over-the-counter market are valued at their last reported sale price, or if there is no reported sale price, at a bid price estimated by an authorized pricing service. All debt securities with a remaining maturity of sixty days or less at the time of purchase are valued at amortized cost. For other debt securities, including zero coupon securities, an authorized pricing service will be used.

     Repurchase Agreements:

          The Funds acquired repurchase agreements with financial institutions, such as banks and broker dealers. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the collateral held pursuant to the agreement, with a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Funds' custodian, or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

                                    Continued

Ambassador Funds

                          Notes to Financial Statements
                                January 31, 2001

     Security Transactions and Investment Income:

          Security transactions are recorded on the date the security is purchased or sold ("trade date"). Net realized gains and losses are calculated on the identified cost basis. Dividend income is recorded on ex-dividend date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts.

     Expense Allocation:

          Expenses directly attributable to a Fund are charged directly to that Fund. Expenses relating to the Trust are allocated proportionately to each Fund within the Trust according to the relative net assets of each Fund.

     Dividends to Shareholders:

          The Money Market and Short-Term Government Funds declare dividends from net investment income daily, and distribute these dividends monthly. Net realized capital gains for the Funds, if any, are distributed at least annually.

          The amount of dividends from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified to capital. Temporary differences do not require reclassification. For the six months ended January 31, 2001 no reclassifications have been made.

     Federal Income Taxes:

          Each Fund is a separate taxable entity for federal tax purposes. Each Fund has qualified and intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its taxable net investment income and net realized gains, if any, to its shareholders. Accordingly, no provision for federal income or excise tax is required.

3.   Related Party Transactions:

     Investment Adviser:

          Ambassador Capital Management, L.L.C., (the "Adviser") serves as the investment adviser to the Funds. Under the terms of the advisory agreement between the Trust and the Adviser, the Adviser is entitled to receive a fee, computed daily and paid monthly, based on the average daily net assets of each Fund. The Money Market Fund and Short-Term Government Fund will pay the Adviser an annual rate of 0.20% and 0.25%, respectively.

                                    Continued

Ambassador Funds

                          Notes to Financial Statements
                                January 31, 2001

     Administrator, Transfer Agent, and Fund Accountant ("Administration"):

          BISYS Fund Services Limited Partnership ("BISYS"), a wholly owned subsidiary of The BISYS Group, Inc., with whom certain officers of the Funds are affiliated, serves as the administrator to the Funds. Such officers are not paid any fees directly by the funds for serving as officers of the Funds. BISYS Fund Services Ohio, Inc. ("BISYS Ohio") serves as the transfer agent and the fund accountant to the Funds. For the above mentioned Administration services BISYS and BISYS Ohio receive a single fee per Fund, computed daily and paid monthly, based on the value of the average aggregate daily net assets of the Fund, at an annual percentage rate as follows:

     Average Aggregate Net Assets               Percentage Fee
     ----------------------------               --------------
         $0 to $200 million                          0.18%
         200 to 500 million                          0.15
         500 to 750 million                          0.125
         Over 750 million                            0.10

          BISYS is also reimbursed by the Funds for out-of-pocket expenses associated with its services as transfer agent and fund accountant. BISYS receives a minimum annual fee of $110,000 per fund.

     Distributor:

          BISYS also serves as the Distributor of the Funds. BISYS receives no compensation from the Funds under the Distribution Agreement.

4.   Purchases and Sales of Securities:

          Purchases and sales of securities (excluding short-term securities) for the Short-Term Government Fund for the six months ended January 31, 2001 were $24,663,256 and $0, respectively.

Semi-Annual Report
January 31, 2001

Investment Adviser
------------------

Ambassador Capital Management L.L.C.
211 West Fort Street, Suite 720
Detroit, MI 48226


Distributor
-----------

BISYS Fund Services
3435 Stelzer Road
Columbus, OH 43219


For Additional Information Call:
1-800-992-0444





03/01                                                 [LOGO OF AMBASSADOR FUNDS]